Annual Total Returns[BarChart] - Invesco International Corporate Bond ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.59%	16.39%	2.28%	(0.92%)	(9.40%)	(0.44%)	14.20%	(7.40%)	9.55%	12.56%